Balance Sheets Parenthetical (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets Parenthetical
Convertible preferred stock par value	$ 0.10	$ 0.10	$ 0.10
Convertible preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	10,401	8,781	4,286
Preferred stock shares outstanding	10,401	8,781	4,286
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	45,000,000	45,000,000	45,000,000
Common stock shares issued	14,123,887	12,877,500	12,837,500
Common stock shares outstanding	14,123,887	12,877,500	12,837,500